LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee Disclosure [Abstract]
2024	$ 6,759
2025	6,257
2026	5,422
2027	5,345
2028	5,415
2029 and thereafter	30,681
Total lease payments	59,879
Less imputed interest	(13,414)
Total	$ 46,465